Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities	$ (169,136)	$ (138,397)
Recognized in net earnings for the year	3,843	(30,415)
Reduction due to Mexican de-consolidation payments applied to current tax	(3,231)	(383)
Other	(25)	59
Net deferred tax liabilities	(168,549)	(169,136)
Deferred tax assets (Note 28)	2,679	1,727
Deferred tax liabilities	(171,228)	(170,863)
Net deferred tax liability	$ (168,549)	$ (169,136)